INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 9 — INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	Investments in	Investments in	Investments in
	North America	South America	Special Steel	Others	Total
Balance as of January 1, 2016	509,086	792,117	—	91,679	1,392,882
Equity in earnings	(70,618)	40,067	—	17,780	(12,771)
Cumulative Translation Adjustment	(126,660)	(124,185)	—	(350)	(251,195)
Effect of selling of subsidiary	—	(203,843)	—	(1,734)	(205,577)
Dividends/Interest on equity	(8,282)	(99,634)	—	(16,579)	(124,495)
Balance as of December 31, 2016	303,526	404,522	—	90,796	798,844
Equity in earnings	(111,581)	41,553	15,460	19,971	(34,597)
Cumulative Translation Adjustment	(10,485)	(6,260)	—	—	(16,745)
Capital increase	178,670	—	184,187	—	362,857
Joint venture creation	—	145,084	—	—	145,084
Contingent price complement	—	—	—	65,500	65,500
Dividends/Interest on equity	(14,050)	—	—	(26,594)	(40,644)
Balance as of December 31, 2017	346,080	584,899	199,647	149,673	1,280,299
Equity in earnings	(77,909)	51,648	15,629	20,773	10,141
Cumulative Translation Adjustment	33,101	96,045	(1,377)	(2,050)	125,719
Capital increase	—	—	—	7,000	7,000
Dividends/Interest on equity	—	(31,359)	—	(23,998)	(55,357)
Balance as of December 31, 2018	301,272	701,233	213,899	151,398	1,367,802

a)Advance for future investment in joint venture

The Company made an advance for future investment in equity interest in the amount of R$ 375,456 in the joint venture Gerdau Corsa S.A.P.I. of C.V.